Note 8 - Summary of Quarterly Results of Operations (Unaudited) - Quarterly Information (Details) - USD ($)	3 Months Ended								12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2017	Mar. 31, 2016
Gross profit (loss)	$ 535,506	$ 571,571	$ (45,711)	$ (1,252,988)	$ 176,759	$ 1,467,289	$ 907,703	$ 2,141,893
Net earnings (loss)	$ (376,958)	$ (236,625)	$ (603,882)	$ (1,461,219)	$ (523,775)	$ 485,120	$ (193,294)	$ 525,949	$ (2,678,684)	$ 294,000
Basic (in dollars per share)	$ (0.06)	$ (0.03)	$ (0.09)	$ (0.21)	$ (0.08)	$ 0.07	$ (0.03)	$ 0.08	$ (0.39)	$ 0.04
Diluted (in dollars per share)	$ (0.06)	$ (0.03)	$ (0.09)	$ (0.21)	$ (0.08)	$ 0.07	$ (0.03)	$ 0.08	$ (0.39)	$ 0.04
Net sales	$ 21,056,040	$ 15,988,745	$ 18,317,506	$ 22,393,764	$ 15,948,861	$ 18,548,247	$ 23,165,705	$ 23,968,569	$ 77,756,055	$ 81,631,382